UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ x ];  	Amendment Number: 1

This Amendment  (Check only one); 	[ x ]  is a restatement
				     	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Teilinger Capital Ltd.
Address:  	1100 Louisiana, STE 5500
	  	Houston, TX 77002

Form 13F File Number:  28-14626

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  	Rick Evans
Title: 	VP of Treasury
Phone: 	713.230.2426

Signature, Place and date of signing:

/s/  Rick Evans		Houston, TX	July 27, 2012

Report Type  (Check only one):

[ x ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
      	manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            3
                                          ------------

Form 13F Information Table Entry Total:       13
                                          ------------

Form 13F Information Table Value Total:    $44,763
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  	Form 13F File Number	Name
1	28-14632		Vitol Holding SARL
2	28-14937		Vitol Holding B.V.
3	28-14939		Teilinger Investments SA


FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
NAME                         TITLE                    VALUE     SHARES/           PUT/  INVESTMENT OTHER
OF ISSUER                    OF CLASS      CUSIP      (X$1000)  PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED     NONE
------------------           -----------   ---------  ------    --------  ------  ----  ---------  --------  ----  ------     ----
Cheniere Energy Inc	     COM           16411R208  1,419     96,300    SH             SHARED                    96,300
DTE Energy Co                COM           233331107  4,448     74,975    SH             SHARED                    74,975
Exelon Corp                  COM           30161N101  5,988     159,175   SH             SHARED                    159,175
Great Plains Energy Inc      COM           391164100  2,927     136,725   SH             SHARED                    136,725
Green Plains Renewable EnergyCOM	   393222104  987       158,202   SH             SHARED                    158,202
Genon Energy Inc             COM           37244E107  731       427,600   SH             SHARED                    427,600
LyondellBasell Industries N  SHS - A -	   N53745100  1,285     31,915    SH             SHARED                    31,915
NRG Energy Inc               COM           629377508  4,901     282,300   SH             SHARED                    282,300
Occidental Pete Corp         COM           674599105  4,306     50,200    SH             SHARED                    50,200
PPL Corp         	     COM           69351T106  5,048     181,500   SH             SHARED                    181,500
Pinnacle West Cap Corp       COM           723484101  4,390     84,850    SH             SHARED                    84,850
SPDR SERIES TRUST            SBI INT-UTILS 81369Y886  5,486     148,300   SH             SHARED                    148,300
Westar Energy Inc            COM           95709T100  2,847     95,050    SH             SHARED                    95,050

